Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, net

6.	Accounts receivable, net
Accounts receivable, net, consists of the following:

	December 31,
	2019	2020
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	68,214	42,082
Receivables for marketplace service fees from asset management companies	1,057	981
Receivables for marketplace service fees from insurance companies and others	9,760	8,285

Total accounts receivable	79,031	51,348

Allowance for doubtful accounts	(4,780)	(369)

Accounts receivable, net	74,251	50,979

The movements in the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020 were as follows:

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	5,428	13,845	4,780
Additions	108,156	23,182	6,110
Charge-offs	(99,739)	(32,247)	(10,521)

Balance at end of the year	13,845	4,780	369